                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10555
                                   ---------

                           PIMCO Corporate Income Fund
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
              (Address of principal executive offices)   (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: October 31, 2005
                         ----------------

Date of reporting period: April 30, 2005
                          --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO CORPORATE INCOME FUND

SEMI-ANNUAL REPORT
APRIL 30, 2005

[PCN LISTED NYSE THE NEW YORK STOCK EXCHANGE LOGO]

CONTENTS

Letter to Shareholders                     1

Performance Summary & Statistics           2

Schedule of Investments                 3-11

Statement of Assets and Liabilities       12

Statement of Operations                   13

Statement of Changes in Net Assets        14

Notes to Financial Statements          15-23

Financial Highlights                      24

[ALLIANZ GLOBAL INVESTORS LOGO]

PIMCO CORPORATE INCOME FUND LETTER TO SHAREHOLDERS

                                                                   June 20, 2005

Dear Shareholder:

We are pleased to provide you with the semi-annual report of the PIMCO Corporate Income Fund (the "Fund") for the six months ended April 30, 2005.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund's transfer agent at 1-800-331-1710. Also note that a wide range of information and resources can be accessed through our Web site, www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC (formerly, PA Fund Management LLC), the Fund's investment manager and Pacific Investment Management Co. LLC, the Fund's sub-adviser, we thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Robert E. Connor                         /s/ Brian S. Shlissel
Robert E. Connor                             Brian S. Shlissel
CHAIRMAN                                     PRESIDENT & CHIEF EXECUTIVE OFFICER

PIMCO CORPORATE INCOME FUND PERFORMANCE SUMMARY & STATISTICS
April 30, 2005 (unaudited)

   SYMBOL:                           PRIMARY INVESTMENTS:            INCEPTION DATE:
   PCN                               U.S. dollar-denominated         December 21, 2001
                                     corporate debt obligations of
   OBJECTIVE:                        varying maturities and other    TOTAL NET ASSETS(1):
   To provide high current income.   corporate income-producing      $829.9 million
   Capital preservation and          securities.
   appreciation are                                                  PORTFOLIO MANAGER:
   secondary                                                         Mark Kiesel
   objectives.

TOTAL RETURN(2):                                   MARKET PRICE   NET ASSET VALUE ("NAV")
Six months                                             (1.27)%             0.61%
1 year                                                 15.35%              9.73%
3 years                                                10.47%             13.52%
Commencement of Operations (12/21/01) to 4/30/05        9.54%             12.03%

COMMON SHARE PRICE PERFORMANCE:

[CHART]

Commencement of Operations (12/21/01) to 4/30/05

                        NET ASSET VALUE          MARKET PRICE
12/20/2001              $        14.32          $        15.05
12/21/2001              $        14.30          $        15.03
12/28/2001              $        14.29          $        15.05
1/4/2002                $        14.33          $        15.08
1/11/2002               $        14.50          $        15.05
1/18/2002               $        14.48          $        15.15
1/25/2002               $        14.40          $        15.00
2/1/2002                $        14.40          $        15.04
2/8/2002                $        14.33          $        15.03
2/15/2002               $        14.21          $        14.99
2/22/2002               $        14.06          $        14.88
3/1/2002                $        14.05          $        14.85
3/8/2002                $        13.96          $        15.00
3/15/2002               $        13.81          $        14.79
3/22/2002               $        13.86          $        14.44
3/29/2002               $        13.89          $        14.29
4/5/2002                $        14.09          $        14.72
4/12/2002               $        14.03          $        14.65
4/19/2002               $        14.11          $        14.65
4/26/2002               $        14.13          $        14.54
4/30/2002               $        14.02          $        14.77
5/3/2002                $        14.01          $        14.83
5/10/2002               $        13.85          $        14.92
5/17/2002               $        13.71          $        14.74
5/24/2002               $        13.83          $        14.77
5/31/2002               $        13.95          $        14.84
6/7/2002                $        13.94          $        14.88
6/14/2002               $        13.85          $        14.94
6/21/2002               $        13.83          $        14.63
6/28/2002               $        13.20          $        14.76
7/5/2002                $        12.98          $        14.54
7/12/2002               $        13.05          $        14.52
7/19/2002               $        12.98          $        14.39
7/26/2002               $        12.10          $        13.65
8/2/2002                $        12.35          $        13.75
8/9/2002                $        12.23          $        13.44
8/16/2002               $        12.01          $        13.79
8/23/2002               $        12.54          $        13.38
8/30/2002               $        12.69          $        13.55
9/6/2002                $        12.72          $        14.29
9/13/2002               $        12.82          $        14.50
9/20/2002               $        12.75          $        14.32
9/27/2002               $        12.55          $        14.05
9/30/2002               $        12.54          $        13.95
10/4/2002               $        12.35          $        14.23
10/11/2002              $        11.84          $        13.38
10/18/2002              $        11.71          $        12.73
10/25/2002              $        11.86          $        12.69
11/1/2002               $        12.23          $        13.30
11/8/2002               $        12.71          $        13.50
11/15/2002              $        12.73          $        13.85
11/22/2002              $        13.02          $        13.98
11/29/2002              $        13.00          $        13.99
12/6/2002               $        13.09          $        13.55
12/13/2002              $        13.10          $        13.62
12/20/2002              $        13.40          $        13.59
12/27/2002              $        13.30          $        13.70
1/3/2003                $        13.29          $        13.94
1/10/2003               $        13.63          $        14.44
1/17/2003               $        13.58          $        14.41
1/24/2003               $        13.68          $        14.88
1/31/2003               $        13.64          $        14.74
2/7/2003                $        13.64          $        14.64
2/14/2003               $        13.40          $        14.69
2/21/2003               $        13.60          $        14.60
2/28/2003               $        13.79          $        14.65
3/7/2003                $        13.93          $        14.73
3/14/2003               $        13.82          $        14.72
3/21/2003               $        13.59          $        14.37
3/28/2003               $        13.91          $        14.60
4/4/2003                $        14.17          $        14.81
4/11/2003               $        14.12          $        14.93
4/18/2003               $        14.35          $        14.88
4/25/2003               $        14.65          $        14.95
5/2/2003                $        14.90          $        15.14
5/9/2003                $        15.06          $        15.15
5/16/2003               $        15.03          $        15.14
5/23/2003               $        15.14          $        15.14
5/30/2003               $        15.21          $        15.30
6/6/2003                $        15.39          $        15.62
6/13/2003               $        15.58          $        15.75
6/20/2003               $        15.48          $        15.56
6/27/2003               $        15.36          $        15.71
7/7/2003                $        15.32          $        15.83
7/11/2003               $        15.34          $        15.45
7/18/2003               $        15.18          $        14.83
7/25/2003               $        15.05          $        15.12
8/1/2003                $        14.51          $        14.02
8/8/2003                $        14.64          $        14.55
8/15/2003               $        14.30          $        13.94
8/22/2003               $        14.61          $        14.03
8/29/2003               $        14.71          $        14.11
9/5/2003                $        14.87          $        14.44
9/12/2003               $        14.92          $        14.67
9/19/2003               $        15.12          $        14.84
9/26/2003               $        15.23          $        14.86
10/3/2003               $        15.20          $        15.16
10/10/2003              $        15.19          $        15.00
10/17/2003              $        15.24          $        15.05
10/24/2003              $        15.36          $        15.22
10/31/2003              $        15.38          $        15.43
11/7/2003               $        15.32          $        15.44
11/14/2003              $        15.46          $        15.35
11/21/2003              $        15.51          $        15.58
11/28/2003              $        15.43          $        15.65
12/5/2003               $        15.68          $        15.64
12/12/2003              $        15.61          $        15.78
12/19/2003              $        15.75          $        15.80
12/26/2003              $        15.32          $        15.60
1/2/2004                $        15.27          $        15.86
1/9/2004                $        15.71          $        16.05
1/16/2004               $        15.65          $        16.09
1/23/2004               $        15.66          $        16.10
1/30/2004               $        15.47          $        15.81
2/6/2004                $        15.42          $        15.73
2/13/2004               $        15.46          $        15.70
2/20/2004               $        15.38          $        15.46
2/27/2004               $        15.47          $        15.56
3/5/2004                $        15.62          $        15.54
3/12/2004               $        15.52          $        15.59
3/19/2004               $        15.51          $        15.64
3/26/2004               $        15.47          $        15.60
4/2/2004                $        15.31          $        15.45
4/9/2004                $        15.33          $        14.80
4/16/2004               $        15.10          $        14.13
4/23/2004               $        15.03          $        14.07
4/30/2004               $        14.91          $        13.81
5/7/2004                $        14.56          $        13.19
5/14/2004               $        14.35          $        13.31
5/21/2004               $        14.41          $        13.56
5/28/2004               $        14.56          $        14.15
6/4/2004                $        14.48          $        14.07
6/11/2004               $        14.41          $        13.70
6/18/2004               $        14.50          $        13.82
6/25/2004               $        14.55          $        13.71
7/2/2004                $        14.75          $        14.31
7/9/2004                $        14.79          $        14.43
7/16/2004               $        14.88          $        14.43
7/23/2004               $        14.82          $        14.28
7/30/2004               $        14.84          $        14.49
8/6/2004                $        15.14          $        14.69
8/13/2004               $        15.07          $        14.44
8/20/2004               $        15.11          $        14.68
8/27/2004               $        15.17          $        14.85
9/3/2004                $        15.16          $        15.08
9/10/2004               $        15.23          $        15.03
9/17/2004               $        15.36          $        15.37
9/24/2004               $        15.44          $        15.48
10/1/2004               $        15.34          $        15.14
10/8/2004               $        15.48          $        15.20
10/15/2004              $        15.47          $        15.11
10/22/2004              $        15.55          $        15.38
10/29/2004              $        15.58          $        15.46
11/5/2004               $        15.55          $        15.26
11/12/2004              $        15.46          $        15.24
11/19/2004              $        15.50          $        15.15
11/26/2004              $        15.51          $        15.40
12/3/2004               $        15.52          $        15.10
12/10/2004              $        15.65          $        15.36
12/17/2004              $        15.56          $        15.38
12/23/2004              $        15.60          $        15.39
12/31/2004              $        15.34          $        15.30
1/7/2005                $        15.26          $        15.38
1/14/2005               $        15.18          $        15.16
1/21/2005               $        15.22          $        15.29
1/28/2005               $        15.30          $        15.52
2/4/2005                $        15.45          $        15.69
2/11/2005               $        15.36          $        15.64
2/18/2005               $        15.29          $        15.37
2/25/2005               $        15.29          $        15.43
3/4/2005                $        15.30          $        15.59
3/11/2005               $        14.99          $        15.04
3/18/2005               $        14.92          $        14.57
3/24/2005               $        14.69          $        14.00
4/1/2005                $        14.78          $        14.28
4/8/2005                $        14.81          $        14.28
4/15/2005               $        14.72          $        14.11
4/22/2005               $        14.80          $        14.25
4/30/2005               $        14.77          $        14.37

MARKET PRICE/NAV:

Market Price                           $  14.37
NAV                                    $  14.77
Discount to NAV                            2.71%
Market Price Yield(3)                      8.87%

[CHART]

MOODY'S RATINGS AS A % OF TOTAL INVESTMENTS

Aaa      3.8%
Aa       0.6%
A        7.7%
Baa     34.7%
Ba      25.9%
B        9.8%
Caa      1.9%
P1       6.0%
NR       9.6%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund's income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period greater than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at April 30, 2005.

PIMCO CORPORATE INCOME FUND SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)

PRINCIPAL
   AMOUNT                                                                   CREDIT RATING
    (000)                                                                   (MOODY'S/S&P)             VALUE
-----------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES - 72.8%

AIRLINES - 5.6%
$         2,994   American Airlines, Inc., pass thru certificates,
                   6.98%, 4/1/11, Ser. 01-2                                   Baa2/BBB+     $     3,058,396
                  Continental Airlines, Inc., pass thru certificates,
         10,000    6.50%, 6/15/11, Ser. 01-1                                  Baa3/BBB+           9,571,730
          3,035    7.06%, 9/15/09, Ser. 99-2                                   Baa3/A-            3,089,357
          2,500    7.49%, 10/2/10, Ser.00-2                                    Baa3/A             2,459,477
          5,000   Delta Air Lines, Inc., 7.57%, 5/18/12                        Ba1/BB             4,616,195
          4,197   Northwest Airlines Corp., pass thru certificates,
                   7.58%, 3/1/19, Ser. 992A                                    Baa2/A-            4,175,211
                  United Airlines, Inc., pass thru certificates,
          3,389    2.02%, 3/2/49, Ser. 97A                                      NR/NR             3,128,062
          6,291    6.20%, 9/1/08, Ser. 01-1                                     NR/NR             5,817,519
          4,887    7.19%, 4/1/11, Ser. 00-2                                     NR/NR             4,496,771
          5,597    7.73%, 7/1/10, Ser. 00-1                                     NR/NR             5,084,073
            700    10.36%, 11/13/12, Ser. 91C (a) (b)                           NR/NR               337,750
                                                                                            ---------------
                                                                                                 45,834,541
                                                                                            ===============
AUTOMOTIVE - 1.6%
          2,000   Auburn Hills Trust, 12.375%, 5/1/20                          A3/BBB             2,981,606
          5,000   Ford Motor Co., 9.98%, 2/15/47                              Baa3/BB+            4,668,435
          5,000   General Motors Corp., 7.20%, 1/15/11                         Baa3/BB            4,226,735
          1,000   Hertz Corp., 7.625%, 6/1/12                                 Baa3/BBB-           1,006,552
                                                                                            ---------------
                                                                                                 12,883,328
                                                                                            ===============
BANKING - 1.7%
          5,000   Colonial Bank, 9.375%, 6/1/11                               Ba1/BBB-            5,918,970
          1,700   Fifth Third Capital Trust, 8.14%, 3/15/27, Ser A             Aa3/NR             1,868,895
          1,000   HSBC Capital Funding, 10.18%, 12/30/33,VRN                    A1/A-             1,578,574
          1,000   Riggs Capital Trust, 8.625%, 12/31/26, Ser. A                A3/BBB+            1,115,000
          1,750   Riggs National Corp., 9.65%, 6/15/09                         A3/BBB+            2,012,500
          1,000   Royal Bank of Scotland Group, plc, 7.65%, 9/30/31, VRN        A1/A              1,244,271
                                                                                            ---------------
                                                                                                 13,738,210
                                                                                            ===============
COMPUTER SERVICES - 0.3%
                  Electronic Data Systems Corp.,
          1,000    6.50%, 8/1/13, Ser. B                                      Ba1/BBB-            1,022,373
          1,500    7.125%, 10/15/09                                           Ba1/BBB-            1,611,987
                                                                                            ---------------
                                                                                                  2,634,360
                                                                                            ===============
CONTAINERS - 0.4%
          3,000   Ball Corp., 6.875%, 12/15/12                                 Ba2/BB             3,097,500
                                                                                            ---------------
DIVERSIFIED MANUFACTURING - 2.2%
            500   Dresser, Inc., 9.375%, 4/15/11                                B2/B                525,000
          4,000   Hutchison Whampoa International Ltd.,
                   6.25%-6.50%, 2/13/13-1/24/14 (c)                             A3/A-             4,238,202
          1,030   Raychem Corp., 7.20%, 10/15/08                              Baa3/BBB            1,146,732
         10,000   Tyco International Group SA., 7.00%, 6/15/28                Baa3/BBB           11,765,440
                                                                                            ---------------
                                                                                                 17,675,374
                                                                                            ===============
ENERGY - 1.0%
          1,000   Edison Mission Energy, 7.73%, 6/15/09                         B1/B              1,030,000
          2,000   First Energy Corp., 7.375%, 11/15/31, Ser. C                Baa3/BB+            2,364,566

PRINCIPAL
   AMOUNT                                                                   CREDIT RATING
    (000)                                                                   (MOODY'S/S&P)             VALUE
-----------------------------------------------------------------------------------------------------------
ENERGY (continued)
$           899   GG1C Funding Corp., 5.13%, 1/15/14 (c)                      Baa3/BBB      $       890,379
          1,000   Ohio Edison Co., 5.65%, 6/15/09 (c)                         Baa2/BB+            1,039,101
          2,719   Sithe Independence Funding Corp.,
                   9.00%, 12/30/13, Ser. A                                      Ba2/B             3,012,791
                                                                                            ---------------
                                                                                                  8,336,837
                                                                                            ===============
FINANCING - 9.3%
          8,500   Beaver Valley Funding Corp., 9.00%, 6/1/17                  Baa3/BB+           10,194,169
          1,000   BlueWater Finance Ltd., 10.25%, 2/15/12                       B1/B              1,065,000
                  Cedar Brakes II LLC.,
            523    8.50%, 2/15/14, Ser. B (c)                                 Baa2/BBB-             616,857
          4,663    9.875%, 9/1/13 (c)                                         Baa2/BBB-           5,652,848
         10,000   CIT Group Inc., 3.28%, 6/20/05 (d)                            A2/A             10,027,650
          6,500   Ford Motor Credit Co., 5.80%-7.25%, 1/25/07-10/1/13          A3/BB+             6,390,910
          1,180   General Electric Capital Corp., 8.30%, 9/20/09               Aaa/AAA            1,357,750
                  General Motors Accecptance Corp.,
         12,000    3.56%-3.92%, 4/18/05-5/18/05 (d)                            Baa2/BB           11,562,464
          5,000    6.875%, 9/15/11                                             Baa2/BB            4,386,005
                  Household Finance Corp.,
            500    3.65%, 7/12/05 (d)                                            A1/A               503,823
          5,265    7.20%-7.65%, 7/15/06-5/15/07                                  A1/A             5,498,215
          1,300   Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (c)          Baa1/BBB            1,487,239
            300   Mizuho Preferred Capital Co.,LLC, 8.79%, 6/30/08,
                   VRN (c)                                                    Baa1/BBB              334,774
          2,000   Preferred Term Securities XIII, 3.58%,
                   6/24/05 (b) (c) (d) (e)                                     Aaa/AAA            1,977,902
          5,000   Sets Trust No. 2002-3, 8.85%,
                   4/2/07 (b) (c) (e) (f)                                       NR/NR             5,239,752
         10,000   TIERS Principal Protected Trust, 8.41%,
                   3/22/07 (b) (c) (e) (f)                                      NR/NR             9,483,770
                                                                                            ---------------
                                                                                                 75,779,128
                                                                                            ===============
FOOD & BEVERAGE - 1.8%
          2,000   Anheuser Busch Cos., Inc., 5.00%, 3/1/19                      A1/A+             1,990,978
          5,000   Delhaize America, Inc., 8.125%, 4/15/11                      Ba1/BB+            5,537,055
          3,000   Ingles Markets, Inc., 8.875%, 12/1/11                         B3/B              3,007,500
          4,139   Kroger Co., 8.15%, 7/15/06,                                 Baa2/BBB            4,325,888
                                                                                            ---------------
                                                                                                 14,861,421
                                                                                            ===============
FOOD SERVICES - 0.9%
          5,897   Tricon Global Restaurants, Inc., 8.875%, 4/15/11            Baa3/BBB-           7,129,614
                                                                                            ---------------
HEALTHCARE & HOSPITIAL - 2.5%
          6,470   Columbia/HCA Healthcare Corp.,
                   8.70%-9.00%, 2/10/10-12/15/14                               Ba2/BB+            7,541,537
          7,000   HEALTHSOUTH Corp.,
                   7.00%-8.375%, 6/15/08-10/1/11                                 NR/NR            6,935,000
          1,006   Manor Care, Inc., 8.00%, 3/1/08                             Baa3/BBB            1,098,741
          5,000   Tenet Healthcare Corp., 6.375%, 12/1/11                       B3/B-             4,675,000
                                                                                            ---------------
                                                                                                 20,250,278
                                                                                            ===============
HOTELS & GAMING - 4.3%
          3,000   Caesars Entertainment, Inc.,
                   8.125%-8.875%, 9/15/08-5/15/11                              Ba2/BB-            3,353,750
          1,500   Host Marriot LP, 9.50%, 1/15/07, Ser. I, REIT                Ba3/B+             1,605,000
          5,000   ITT Corp., 7.375%, 11/15/15                                  Ba1/BB+            5,387,500
                  Mandalay Resort Group,
          1,000    6.50%, 7/31/09                                              Ba2/BB             1,015,000
            500    9.375%, 2/15/10                                              Ba3/B               550,000
          9,000   MGM Mirage, Inc., 8.50%, 9/15/10                             Ba2/BB             9,855,000

PRINCIPAL
   AMOUNT                                                                   CREDIT RATING
    (000)                                                                   (MOODY'S/S&P)             VALUE
-----------------------------------------------------------------------------------------------------------
HOTELS & GAMING (continued)
$         3,190   Mirage Resorts, Inc. 6.75%, 2/1/08                           Ba2/BB       $     3,285,700
          3,000   Park Place Entertainment Corp., 8.50%, 11/15/06              Ba1/BB+            3,180,000
          3,880   Starwood Hotels & Resorts,
                   7.375%-7.875%, 5/1/07-5/1/12                                Ba1/BB+            4,096,450
          2,610   Times Square Hotel Trust, 8.53%, 8/1/26 (b) (c) (e)         Baa3/BB+            3,151,049
                                                                                            ---------------
                                                                                                 35,479,449
                                                                                            ===============
INSURANCE - 0.5%
          2,300   Dai-Ichi Mutual Life Co., 5.73%, 3/17/14 (c)                 NR/BBB+            2,362,880
            123   Prudential Financial Inc., 4.10%, 11/15/06                    A3/A-               123,803
          1,500   Residential Reinsurance Ltd., 7.86%,
                   6/1/05 (b) (c) (d) (e)                                      Ba2/BB+            1,460,232
                                                                                            ---------------
                                                                                                  3,946,915
                                                                                            ===============
METALS & MINING - 0.4%
          3,000   Noranda, Inc., 7.25%, 7/15/12                               Baa3/BBB-           3,306,738
                                                                                            ---------------
MULTI-MEDIA - 6.6%
          8,000   AOL Time Warner Inc., 7.70%, 5/1/32                         Baa1/BBB+           9,889,592
                  British Sky Broadcasting Group,
          5,105    6.875%-7.30%, 10/15/06-2/23/09                             Baa2/BBB-           5,434,385
          1,000   CF Cable TV, Inc., 9.125%, 7/15/07                           Ba3/BB-            1,015,316
                  Comcast Corp.,
            500    6.50%, 1/15/15                                             Baa2/BBB              551,452
          2,250    10.625%, 7/15/12                                           Ba1/BBB-            2,915,255
            925   Continental Cablevision, Inc., 9.00%, 9/1/08                Baa2/BBB            1,048,422
                  CSC Holding, Inc.,
          5,000    7.25%-8.125%, 12/15/07-7/15/08                              B1/BB-             5,115,000
          6,625    7.625%-8.125%, 7/15/09-4/11/11, Ser. B                      B1/BB-             6,813,750
          6,000   DirecTV Holdings Corp., 8.375%, 3/15/13                      Ba2/BB-            6,525,000
          1,950   Echostar DBS Corp., 9.125%, 1/15/09                          Ba3/BB-            2,084,063
          9,060   News America, Inc., 6.75%-7.43%, 10/1/26-1/9/38             Baa3/BBB-          10,505,664
          1,750   Rogers Cablesystems Ltd., 7.25%,
                   12/15/11, Ser. B (Canadian)                                 Ba3/BB+            1,415,395
            500   Time Warner, Inc., 9.125%, 1/15/13                          Baa1/BBB+             545,283
                                                                                            ---------------
                                                                                                 53,858,577
                                                                                            ===============
OIL & GAS - 9.1%
          1,000   AmeriGas Partners, L.P., 8.875%, 5/20/11, Ser. B             NR/BB-             1,090,000
          3,000   Columbia Energy Group Inc., 7.32%, 11/28/10                 Baa2/BBB            3,058,101
                  Dynergy-Roseton Danskamme,
          1,750    7.27%, 11/8/10, Ser. A                                      Caa2/B             1,666,875
          3,000    7.67%, 11/8/16, Ser. B                                      Caa2/B             2,670,000
          3,000   Forest Oil Corp., 8.00%, 6/15/08-12/15/11                    Ba3/BB-            3,245,000
          4,300   Gaz Capital SA., 8.625%, 4/28/34                             Ba2/BB-            4,945,000
          3,750   Hanover Equipment Trust, 8.50%, 9/1/08, Ser. A                B2/B+             3,918,750
          4,000   Noram Energy Corp., 6.50%, 2/1/08                            Ba1/BBB            4,205,412
                  Pemex Project Funding Master Trust,
          5,750    8.00%-8.625%, 11/15/11-2/1/22                              Baa1/BBB            6,476,425
          3,500    9.50%, 9/15/27, (c)                                        Baa1/BBB            4,368,000
            934   Perforadora Centrale SA, 4.92%, 12/15/18                      NR/NR               946,898
          4,915   Pioneer Natural Resource Co.,
                   5.875%-6.50%, 1/15/08-7/15/16                              Baa3/BBB-           4,924,573
          1,300   Pogo Producing Co., 8.25%, 4/15/11, Ser. B                   Ba3/BB             1,387,750
          1,200   Reliant Energy Resources Corp., 7.75%, 2/15/11               Ba1/BBB            1,362,412
            300   SESI, LLC, 8.875%, 5/15/11                                   B1/BB-               322,500
            250   Transcontinental Gas Pipe Corp., 8.875%, 7/15/12 Ser. B      Ba2/B+               292,500
          2,000   USX Corp., 9.375%, 2/15/12                                  Baa1/BBB+           2,520,196
          5,000   Valero Energy Corp., 6.875%, 4/15/12                        Baa3/BBB-           5,504,525

PRINCIPAL
   AMOUNT                                                                   CREDIT RATING
    (000)                                                                   (MOODY'S/S&P)             VALUE
-----------------------------------------------------------------------------------------------------------
OIL & GAS (continued)
$         5,000   Weatherford International, Inc.,
                   6.625%, 11/15/11, Ser. B                                   Baa1/BBB+     $     5,512,830
         15,000   Williams Cos., Inc., 7.125%-8.75%, 9/1/11-3/15/32             B1/B+            15,982,500
                                                                                            ---------------
                                                                                                 74,400,247
                                                                                            ===============
PAPER/PAPER PRODUCTS - 1.3%
          2,500   Boise Cascade Corp., 7.32%, 6/15/09                          Ba1/BB             2,768,750
          6,662   Donohue Forest Products, 7.625%, 5/15/07                     Ba3/BB-            6,662,000
            500   Georgia-Pacific Corp., 8.125%, 5/15/11                       Ba3/BB+              549,375
            850   Norske Skogindustrier ASA, 6.125%, 10/15/15 (c)             Baa3/BBB-             879,600
                                                                                            ---------------
                                                                                                 10,859,725
                                                                                            ===============
PHARMECEUTICALS - 0.1%
          1,000   Wyeth, 6.50%, 2/1/34                                         Baa1/A             1,127,340
                                                                                            ---------------
TELECOMMUNICATION - 12.6%
         14,867   AT&T Corp., 9.05%-9.75%, 11/15/11-11/15/31                   Ba1/BB+           18,338,174
          5,000   BellSouth Capital Funding Corp., 7.875%, 2/15/30              A2/A              6,343,410
          5,000   Citizens Communications Co., 9.25%, 5/15/11                  Ba3/BB+            5,437,500
          3,000   Citizens Utilities Co., 7.60%, 6/1/06                        Ba3/BB+            3,105,000
         10,000   Deutsche Telekom International, 8.50%, 6/15/10               Baa1/A-           11,609,760
         10,000   France Telecom, 8.00%, 3/1/11                                Baa1/A-           11,538,100
          1,353   MCI Communications Corp., 6.91%-8.735%, 5/1/07-5/1/14         B2/B+             1,412,310
          5,000   Nextel Communications Inc.,
                   6.875%-7.375%, 10/31/13-8/1/15                              Ba3/BB             5,305,000
          1,250   PanAmSat Corp., 6.375%, 1/15/08                              Ba3/BB+            1,259,375
            750   PCCW Capital II, Ltd., 6.00%, 7/15/13 (c)                   Baa2/BBB              787,370
         12,860   Quest Capital Funding, Inc., 7.25%, 2/15/11                  Caa2/B            11,574,000
          9,000   Quest Communications International, Inc.,.
                   7.75%, 2/15/11 (c)                                           B3/B              8,505,000
         10,900   Sprint Capital Corp. (FON Group),
                   6.125%-6.875%, 11/15/08-11/15/28                           Baa3/BBB-          11,731,286
          5,469   Verizon Global Funding Corp., 7.25%, 12/1/10                  A2/A+             6,148,310
                                                                                            ---------------
                                                                                                103,094,595
                                                                                            ===============
UTILITIES - 9.0%
          2,000   CMS Energy Corp., 8.90%, 7/15/08                              B1/B+             2,140,000
                  Consumers Energy, Inc.,
            322    6.25%, 9/15/06 (c)                                          Baa3/NR              332,536
            500    6.375%, 2/1/08 (c)                                         Baa3/BBB-             524,477
          4,718   East Coast Power LLC,
                   6.74-7.07%, 3/31/08-3/13/12, Ser B                         Baa3/BBB-           4,930,149
          2,000   Florida Gas Transmission Co., 7.00%, 7/17/12 (c)            Baa2/BBB+           2,216,784
          4,730   FPL Energy Wind Funding, 6.88%, 6/27/17 (c)                  Ba2/BB-            4,842,338
          2,500   Georgia Power Co., 2.99%, 5/17/05, Ser. U, (d)                A2/A              2,503,870
          4,800   Homer City Funding LLC. 8.14%, 10/1/19                       Ba2/BB             5,148,000
          7,650   IPALCO Enterprises, Inc.,
                   8.375%-8.625%, 11/14/08-11/14/11                            Ba1/BB-            8,619,500
          4,000   Midwest Generation LLC, 8.56%, 1/2/16, Ser B                  B1/B+             4,380,000
          2,000   Northern State Power Co., 8.00%, 8/28/12, Ser B               A2/A-             2,411,856
          2,000   Potomac Electric Power Co., 6.25%, 10/15/07                   A3/A-             2,090,896
          2,500   PPL Capital Funding Trust I, 7.29%, 5/18/06                  Ba1/BB+            2,573,667
         10,790   PSEG Energy Holdings, Inc.,
                   8.50%-8.625%, 2/15/08-6/15/11                               Ba3/BB-           11,503,450
          5,000   PSEG Power LLC, 8.625%, 4/15/31                             Baa1/BBB            6,820,025
            500   Public Service Electric & Gas Co., 4.00%, 11/1/08             A3/A-               493,828
          5,315   South Point Energy Center LLC, 8.40%, 5/30/12 (c)             B3/B-             4,863,371
          1,144   Southern California Edison Co., 8.00%, 2/15/07               A3/BBB+            1,218,694
          2,000   Texas Utilities Electric Co., 7.17%, 8/1/07                 Baa3/BBB-           2,108,300
          3,500   Tucson Electric Power Co., 7.50%, 8/1/08, Ser. B            Baa3/BBB-           3,694,180
                                                                                            ---------------
                                                                                                 73,415,921
                                                                                            ===============

PRINCIPAL
   AMOUNT                                                                  CREDIT RATING
    (000)                                                                  (MOODY'S/S&P)              VALUE
-----------------------------------------------------------------------------------------------------------
WASTE DISPOSAL - 1.6%
$         2,025   Allied Waste North America, Inc.,
                   8.50%, 12/1/08, Ser. B                                       B2/NR       $     2,073,094
         10,000   Waste Management, Inc., 7.10%-7.65%, 8/1/10-3/1/26          Baa3/BBB           11,353,890
                                                                                            ---------------
                                                                                                 13,426,984
                                                                                            ===============
Total Corporate Bonds & Notes (cost-$577,615,914)                                               595,137,082
                                                                                            ===============
SOVEREIGN DEBT OBLIGATIONS - 6.0%

BRAZIL - 1.6%
         11,935   Federal Republic of Brazil,
                   8.00%-11.00%, 4/15/14-8/17/40                                B1/BB-           13,234,531
                                                                                            ---------------
GUATEMALA - 0.2%
          1,500   Republic of Guatemala,
                   9.25%, 8/1/13 (c)                                            Ba2/BB-           1,732,500
                                                                                            ---------------
PANAMA - 1.1%
          7,470   Republic of Panama,
                   9.375%-9.625%, 2/8/11-7/23/12                                Ba1/BB            8,788,425
                                                                                            ---------------
PERU - 1.4%
          9,590   Republic of Peru,
                   9.125%-9.875%, 2/21/12-2/6/15                                Ba3/BB           11,165,062
                                                                                            ---------------
RUSSIA - 1.1%
          8,662   Russian Federation,
                   5.00%-8.25%, 3/31/10-3/31/30                                Baa3/BB+           9,259,830
                                                                                            ---------------
SOUTH AFRICA - 0.4%
          2,720   Republic of South Africa,
                   7.375%-9.125%, 5/19/09-4/25/12                              Baa1/BBB           3,144,500
                                                                                            ---------------
UKRAINE REPUBLIC - 0.2%
          1,000   Republic of Ukraine,
                   7.65%-11.00%, 3/15/07-6/11/13                                 B1/B+            1,478,055
                                                                                            ---------------
Total Sovereign Debt Obligations (cost-$47,004,230)                                              48,802,903
                                                                                            ===============
MORTGAGE-BACKED SECURITIES - 2.3%
          3,500   Chase Commercial Mortgage Securities Corp.,
                   6.89%, 12/15/19                                              NR/BB+            3,502,425
          5,575   GSMPS Mortgage Loan Trust, 7.50%, 6/19/27 (c)                 NR/NR             5,885,007
          2,343   Lehman Brothers Floating Rate Commercial Mortgage Trust,
                   4.62%, 5/17/05 (c) (d)                                       NR/AAA            2,345,985
                  Merrill Lynch Mortgage Investors, Inc.,
          2,805    6.94%, 5/1/05 (d)                                           Baa2/A-            3,177,663
          2,000    7.23%, 5/1/05 (d)                                          Baa1/BBB+           2,180,674
          2,117   Morgan Stanley Capital, Inc., 3.09%, 5/15/05 (c) (d)         Aaa/AAA            2,121,044
                                                                                            ---------------
Total Mortgage-Backed Securities (cost-$18,960,103)                                              19,212,798
                                                                                            ===============

PRINCIPAL
   AMOUNT                                                                   CREDIT RATING
    (000)                                                                   (MOODY'S/S&P)             VALUE
-----------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (g) - 1.4%
NEW JERSEY - 1.4%
$        10,980   Tobacco Settlement Funding Corp.,
                   9.63%-10.88%, 6/1/24-6/1/32 (cost-$10,193,910)               NR/AA       $    11,403,578
                                                                                            ---------------
SENIOR LOANS (b) (h) (i) - 0.9%
CONTAINERS - 0.3%
                  Stone Container Corp.,
            131    2.812%, 11/1/10, Term TL                                                         133,219
          1,044    4.6875%-4.938%, 11/1/10-11/1/11, Term B                                        1,061,999
            322    4.875%-4.9375%, 11/1/10-11/1/11, Term C                                          326,769
            788   Owens-Illinois Group, Inc., 5.73%, 4/1/08, Term B                                 804,394
                                                                                            ---------------
                                                                                                  2,326,381
                                                                                            ===============
ENERGY - 0.1%
          1,428   AES Corp., 5.25%-5.57%, 4/30/08-8/10/11, Term B                                 1,443,929
                                                                                            ---------------
MULTI-MEDIA - 0.3%
          2,500   Adelphia Century Cable, 7.25%, 6/30/09, Term B                                  2,479,018
                                                                                            ---------------
PRINTING/PUBLISHING - 0.2%
          1,505   Dex Media East LLC,4.52%-505, 5/8/09, Term B                                    1,529,278
                                                                                            ---------------
Total Senior Loans (cost-$7,704,311)                                                              7,778,606
                                                                                            ===============
PREFERRED STOCK - 0.6%

    SHARES
   --------
FINANCING - 0.6%
                  Fresenius Medical Care Capital Trust II AG,
             44    7.875%, 2/1/08-6/15/11 (cost-$4,680,021)                    Ba2/BB-            4,612,000
                                                                                            ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 0.3%

PRINCIPAL
   AMOUNT
    (000)
---------
$         2,399   Freddie Mac, 7.50%, 10/25/43, CMO (cost-$2,609,710)          Aaa/AAA            2,587,691
                                                                                            ---------------
ASSET-BACKED SECURITIES (d) - 0.1%
            100   Ameriquest Mortgage Securities Inc., 3.43%, 5/25/05          Aaa/AAA              100,742
            832   CS First Boston Mortgage Securities Corp.,
                   3.35%, 5/25/05 (c)                                          Aaa/AAA              832,918
                                                                                            ---------------
Total Asset-Backed Securities (cost-$932,855)                                                       933,660
                                                                                            ===============
SHORT-TERM INVESTMENTS - 15.8%
CORPORATE NOTES - 6.7%
FINANCING - 1.2%
          6,000   General Motors Acceptance Corp., 4.39475%, 7/20/05 (d)      Baa1/BBB-           5,987,838
            654   Midland Funding II, 11.75%, 7/23/05, Ser. A                  Ba3/BB-              666,701
            500   NiSource Financing Corp., 7.625%, 11/15/05                  Baa3/BBB              510,277
          2,750   STEERS-2002-26 Cox, 6.10%, 5/19/05 (b) (c) (d) (e)            NR/NR             2,740,257
                                                                                            ---------------
                                                                                                  9,905,073
                                                                                            ===============

PRINCIPAL
   AMOUNT                                                                   CREDIT RATING
    (000)                                                                   (MOODY'S/S&P)             VALUE
-----------------------------------------------------------------------------------------------------------
FOOD SERVICES - 0.2%
$         1,500   Heinz (H.J) Co., 6.19%, 12/1/05 (b) (c)                       A3/A        $     1,519,699
                                                                                            ---------------
HOTELS & GAMING - 0.5%
          1,471   Circus Circus Enterprise, 6.45%, 2/1/06                      Ba2/BB+            1,494,904
            175   ITT Corp., 6.75%, 11/15/05                                   Ba1/BB+              176,312
          2,000   Park Place Entertainment Corp., 7.875%, 12/12/05             Ba2/BB-            2,042,500
                                                                                            ---------------
                                                                                                  3,713,716
                                                                                            ===============
HEALTHCARE & HOSPITAL - 0.1%
          1,000   Columbia/HCA Healthcare Corp., 6.91%, 6/15/05                Ba2/BB+            1,003,526
                                                                                            ---------------
MEDICAL PRODUCTS - 0.1%
          1,000   Mallinckrodt Group, Inc. 6.75%, 9/15/05                     Baa3/BBB            1,008,546
                                                                                            ---------------
MULTI-MEDIA - 2.0%
          6,625   Continental Cablevision, Inc., 8.875%, 9/15/05              Baa2/BBB            6,745,297
          9,375   Lenfest Communications, Inc., 8.375%, 11/1/05               Baa2/BBB            9,568,809
                                                                                            ---------------
                                                                                                 16,314,106
                                                                                            ===============
OIL & GAS - 1.3%
          2,662   Atlantic Richfileld Co., 10.875%, 7/15/05                    Aa1/AA+            2,699,569
          2,000   Oryx Energy Ltd.. 8.125%, 10/15/05                           Ba3/BB+            2,041,176
          1,850   PG&E Gas Transmission Northwest Corp., 7.10%, 6/1/05          A2/A-             1,855,226
          4,000   Reliant Energy Resources Corp, 8.125%, 7/15/05, Ser. B       Ba1/BBB            4,037,772
                                                                                            ---------------
                                                                                                 10,633,743
                                                                                            ===============
TELECOMMUNICATIONS - 0.3%
          1,925   Deutsche Telekom International, 8.25%, 6/15/05               Baa1/A-            1,935,861
            500   Telefonica Europe BV., 7.35%, 9/15/05                         A3/A                506,925
                                                                                            ---------------
                                                                                                  2,442,786
                                                                                            ===============
UTILITIES - 1.0%
          2,000   Appalachian Power Co., 4.80%, 6/15/05, Ser. E               Baa2/BBB            2,003,018
            200   Connectiv, Inc., 5.30%, 6/1/05, Ser. B                      Baa2/BBB              200,243
          1,000   GPU Inc., 7.70%, 12/1/05, Ser A                             Baa3/BB+            1,019,957
          4,500   Kansas Gas & Electric Co., 6.20%, 1/15/06                   Baa3/BBB            4,564,467
            500   Pacific Gas & Electric Corp., 3.82%, 7/5/05 (d)             Baa1/BBB              501,232
                                                                                            ---------------
                                                                                                  8,288,917
                                                                                            ===============
Total Corporate Notes (cost-$54,789,220)                                                         54,830,112
                                                                                            ===============
COMMERCIAL PAPER - 6.0%
BANKING - 1.9%
         15,500   HBOS Treasury Services plc, 3.11%-3.10%, 7/28/05             P1/A1+            15,380,340
                                                                                            ---------------
FINANCE - 4.1%
         13,000   CBA Finance Inc., 3.075%, 7/25/05                            P1/A1+            12,903,150
         21,000   Rabobank US Finance Corp.., 3.075%, 7/26/05                  P1/A1+            20,841,660
                                                                                            ---------------
                                                                                                 33,744,810
                                                                                            ===============
Total Commercial Paper (cost-$49,133,573)                                                        49,125,150
                                                                                            ===============
U.S. TREASURY BILLS (j) - 0.9%
          7,660   2.54%-2.75%, 5/15/05-6/16/05 (cost-$7,636,068)               Aaa/AAA            7,636,068
                                                                                            ---------------

PRINCIPAL
   AMOUNT                                                                   CREDIT RATING
    (000)                                                                   (MOODY'S/S&P)             VALUE
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES - 0.5%
$         3,800   Fannie Mae, 3.01%, 7/27/05 (cost-$3,772,358)                 Aaa/AAA      $     3,771,006
                                                                                            ---------------
ASSET-BACKED SECURITIES (b) (c) (d) - 0.4%
          3,000   Redwood Capital Ltd., 6.95%, 5/1/05 (cost-$3,000,000)        Ba1/BB+            3,001,320
                                                                                            ---------------
REPURCHASE AGREEMENT - 1.3%
         10,469   Agreement with State Street Bank & Trust Co.
                   dated 4/30/05, 2.40%, 5/2/05, proceeds:$10,471,094;
                   collateralized by Federal Home Loan Bank,
                   3.25% due 8/15/05, valued at $10,679,220 with
                   accrued interest. (cost-$10,469,000)                                          10,469,000
                                                                                            ---------------
Total Short-Term Investments (cost-$128,800,219)                                                128,832,656
                                                                                            ===============

PUT OPTIONS PURCHASED (k) - 0.0%

CONTRACTS
---------
            773   Euro Dollar Futures, Chicago Mercantile Exchange,
                   strike price $95.25, expires 9/19/05 (premium paid-$7,730).                        4,831
                                                                                            ===============
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN (cost-$798,509,003) - 100.2%                          819,305,805
                                                                                            ===============
CALL OPTIONS WRITTEN (k) - (0.2)%
     (7,450,000)  News America Holdings, Strike price $100, expires
                   10/1/06                                                                       (1,014,236)
    (30,000,000)  Swap Option, 3 Month LIBOR, Strike rate 4.50%, expires
                   5/20/05                                                                         (137,640)
                  U.S. Treasury Notes 10 yr. Futures,
           (383)   strike price $112, expires 5/20/05                                              (131,656)
           (681)   strike price $113, expires 5/20/05                                               (85,125)
           (144)   strike price $114, expires 5/20/05                                                (6,750)
           (300)   strike price $104, expires 6/24/05                                               (51,563)
           (243)   strike price $111, expires 8/26/05                                              (383,484)
                                                                                            ---------------
Total Call Options Written (premium received-$490,989)                                           (1,810,454)
                                                                                            ===============
PUT OPTIONS WRITTEN (k) - (0.0)%
           (197)  U.S. Treasury Bonds, strike price $108, expires
                   5/20/05                                                                           (3,078)
                  U.S. Treasury Notes 10 yr. Futures,
         (1,417)   strike price $107, expires 5/20/05                                               (22,141)
         (1,125)   strike price $108, expires 5/20/05                                               (35,156)
           (300)   strike price $108, expires 6/24/05                                               (32,812)
                  Swap Option, 3 Month LIBOR
    (30,000,000)   strike rate 4.50%, expires 5/25/05                                                   (30)
    (20,300,000)   strike rate 4.90%, expires 5/20/05                                                (2,781)
    (20,300,000)   strike rate 5.25%, expires 5/20/05                                                (5,603)
                                                                                            ---------------
Total Put Written (premium received-$1,218,764)                                                    (101,601)
                                                                                            ===============
Total Options Written (premium received-$1,709,753)                                              (1,912,055)
                                                                                            ===============
TOTAL INVESTMENTS NET OF OPTIONS WRITTEN (cost-$796,799,250) - 100.0%                       $   817,393,750
                                                                                            ===============

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Security in default.
(b) Illiquid security
(c) 144A Security-security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
(d) Floating Rate Security-maturity date shown is date of next reset rate change and the interest rate disclosed reflects the rate in effect at April 30, 2005.
(e) Fair-valued security.
(f) Credit-linked trust certificate.
(g) Residual Interest/Tax Exempt Municipal Bonds-The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(h) Private Placement. Restricted as to resale and does not have a readily available market.
(i) These securities generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to disposition.
(j) All or partial principal amount segregated as initial margin on futures contracts.
(k) Non-income producing.

GLOSSARY:

CMO   - Collateralized Mortgage Obligation
LIBOR - London Interbank Offered Rate
NR    - Not Rated
REIT  - Real Estate Investment Trust
VRN   - Variable Rate Note - maturity date shown is date of the next rate change and the interest rate disclosed reflects the rate in effect on April 30, 2005.

PIMCO CORPORATE INCOME FUND STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)

ASSETS:
Investments, at value (cost-$798,509,003)                                               $   819,305,805
Cash                                                                                            552,963
Unrealized appreciation on swaps                                                             22,481,217
Interest receivable                                                                          14,112,779
Receivable for investments sold                                                               6,166,461
Unrealized appreciation on forward foreign currency contracts                                    18,908
Prepaid expenses                                                                                 45,490
                                                                                        ---------------
  Total Assets                                                                              862,683,623
                                                                                        ===============
LIABILITIES:
Unrealized depreciation on swaps                                                             23,905,037
Dividends payable to common and preferred shareholders                                        3,911,970
Premiums for swaps sold                                                                       2,199,318
Options written, at value (premium received-$1,709,753)                                       1,912,055
Variation margin payable                                                                        417,875
Investment management fee payable                                                               375,104
Accrued expenses                                                                                 91,175
                                                                                        ---------------
  Total Liabilities                                                                          32,812,534
                                                                                        ---------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION VALUE PER SHARE APPLICABLE
  TO AN AGGREGATE OF 12,000 SHARES ISSUED AND OUTSTANDING)                                  300,000,000
                                                                                        ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                            $   529,871,089
                                                                                        ===============
COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
Par value ($0.00001 per share, applicable to 35,864,809 shares issued and
outstanding)                                                                            $           359
Paid-in-capital in excess of par                                                            509,299,450
Dividends in excess of net investment income                                                 (2,993,101)
Accumulated net realized gain                                                                 5,097,320
Net unrealized appreciation of investments, futures contracts, options
  written, swaps and foreign currency transactions                                           18,467,061
                                                                                        ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                            $   529,871,089
                                                                                        ---------------
NET ASSET VALUE PER COMMON SHARE                                                        $         14.77
                                                                                        ===============

PIMCO CORPORATE INCOME FUND STATEMENT OF OPERATIONS
For the six months ended April 30, 2005 (unaudited)

INVESTMENT INCOME:
Interest                                                                                $    25,970,851
Dividends                                                                                       133,875
                                                                                        ---------------
  Total Investment Income                                                                    26,104,726
                                                                                        ===============
EXPENSES:
Investment management fees                                                                    3,142,603
Auction agent fees and commissions                                                              384,245
Custodian and accounting agent fees                                                             122,872
Reports and notices to shareholders                                                              72,016
Audit and tax services                                                                           64,582
Trustees' fees and expenses                                                                      23,325
Transfer agent fees                                                                              19,290
New York Stock Exchange listing fees                                                             15,014
Legal fees                                                                                       10,623
Insurance expense                                                                                 8,742
Investor relations                                                                                5,671
Interest expense                                                                                  4,806
Miscellaneous                                                                                     8,978
                                                                                        ---------------
  Total expenses                                                                              3,882,767
                                                                                        ---------------
  Less: investment management fees waived                                                      (838,028)
        custody credits earned on cash balances                                                  (3,269)
                                                                                        ---------------
  Net expenses                                                                                3,041,470
                                                                                        ---------------
NET INVESTMENT INCOME                                                                        23,063,256
                                                                                        ===============
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments                                                                                 6,514,990
  Futures contracts                                                                             630,298
  Options written                                                                              (578,739)
  Swaps                                                                                        (976,493)
  Foreign currency transactions                                                                 536,074
Net change in unrealized appreciation/depreciation of:
  Investments                                                                               (20,183,318)
  Futures contracts                                                                          (1,631,974)
  Options written                                                                               677,285
  Swaps                                                                                        (822,743)
  Foreign currency transactions                                                                  91,704
                                                                                        ---------------
Net realized and unrealized loss on investments, futures contracts, options
 written, swaps, and foreign currency transactions                                          (15,742,916)
                                                                                        ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                               7,320,340
                                                                                        ===============
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                                        (3,230,733)
Net realized gains                                                                             (471,455)
Total dividends and distributions on preferred shares                                        (3,702,188
                                                                                        ---------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM
 INVESTMENT OPERATIONS                                                                  $     3,618,152
                                                                                        ===============

PIMCO CORPORATE INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
                              APPLICABLE TO COMMON SHAREHOLDERS

                                                                                         SIX MONTHS
                                                                                            ENDED
                                                                                        APRIL 30, 2005       YEAR ENDED
                                                                                         (UNAUDITED)      OCTOBER 31, 2004
                                                                                        --------------    ----------------
INVESTMENT OPERATIONS:
Net investment income                                                                   $   23,063,256    $     48,432,788
Net realized gain on investments, futures contracts, options written,
 swaps and foreign currency transactions                                                     6,126,130           9,846,897
Net change in unrealized appreciation/depreciation of investments,
 futures contracts, options written, swaps and foreign currency transactions               (21,869,046)         15,093,070
                                                                                        --------------    ----------------
Net increase in net assets resulting from investment operations                              7,320,340          73,372,755
                                                                                        ==============    ================
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                                       (3,230,733)         (3,423,698)
Net realized gains                                                                            (471,455)           (584,124)
                                                                                        --------------    ----------------
Total dividends and distributions on preferred shares                                       (3,702,188)         (4,007,822)
                                                                                        ==============    ================
Net increase in net assets applicable to common shareholders
 resulting from investment operations                                                        3,618,152          69,364,933
                                                                                        ==============    ================
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                      (22,820,871)        (49,978,163)
Net realized gains                                                                          (9,765,042)        (12,044,100)
                                                                                        --------------    ----------------
Total dividends and distributions to common shareholders                                   (32,585,913)        (62,022,263)
                                                                                        ==============    ================
Reinvestment of dividends and distributions                                                  2,324,112           4,717,803
                                                                                        --------------    ----------------
Total increase (decrease) in net assets applicable to common
 shareholders                                                                              (26,643,649)         12,060,473
                                                                                        ==============    ================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                        556,514,738         544,454,265
                                                                                        --------------    ----------------
End of period (including dividends in excess of
 net investment income of $2,993,101 and $4,753, respectively)                          $  529,871,089    $    556,514,738
                                                                                        ==============    ================
COMMON SHARES ISSUED IN REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS:                           152,697             303,847
                                                                                        --------------    ----------------

PIMCO CORPORATE INCOME FUND NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PIMCO Corporate Income Fund (the "Fund"), was organized as a Massachusetts business trust on October 17, 2001. Prior to commencing operations on December 21, 2001, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the "Investment Manager"), formerly, PA Fund Management LLC, serves as the Fund's Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund seeks to achieve high current income with capital preservation and appreciation as secondary objectives by investing at least 80% of its assets in a diversified portfolio of U.S. dollar denominated corporate debt obligations of varying maturities and other income producing securities.

The Fund has employed a strategy of selling options on U.S. Treasury futures and other fixed income instruments. This strategy enables the Fund to capture premiums when Pacific Investment Management Company LLC (the "Sub-Adviser") believes future interest rate volatility is likely to be lower than the level of volatility implied in the options contracts. In addition, the Fund has also engaged in interest rate swaps as part of a strategy to enhance the Fund's income while managing interest rate risk and credit risk.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

(a) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund's investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a when-issued or a delayed-delivery basis are marked to market daily until settlement at the forward settlement value. The Fund's investments in senior floating rate loans ("Senior Loans") for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value by the Sub-Adviser. Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any;
(4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity, and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c) FEDERAL INCOME TAXES

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) OPTION TRANSACTIONS

The Fund may purchase and write (sell) put and call options for hedging and/or risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market.

(g) INTEREST RATE/CREDIT DEFAULT SWAPS

The Fund enters into interest rate and credit default swap contracts ("swaps") for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of net realized gain (loss) and/or change in net unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily by the Fund's Sub-Adviser based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation on the Fund's Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Asset and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(h) FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(i) SENIOR LOANS

The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions ("Lender"). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligaions as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(j) CREDIT-LINKED TRUST CERTIFICATES

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(k) REPURCHASE AGREEMENTS

The Fund enters into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(l) REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the return it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund's limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. During the six months period ended April 30, 2005, the weighted average daily balance and weighted average interest rate of reverse repurchase agreements outstanding were $2,808,000 and 2.37%, respectively.

(m) CUSTODY CREDITS EARNED ON CASH BALANCES

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND SUB-ADVISER

The Fund has an Investment Management Agreement (the "Agreement") with the Investment Manager. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund's investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding. In order to reduce Fund expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee at the annual rate of 0.20% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through December 31, 2006, and for a declining amount thereafter through December 31, 2009.

The Investment Manager has retained its affiliate, the Sub-Adviser, to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all the Fund's investment decisions. The Investment

Manager and not the Fund, pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.42% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager such that the Sub-Adviser will receive 0.30% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Fund's operations through December 31, 2006, and will receive an increasing amount thereafter. The Investment Manager informed the Fund that it paid the Sub-Adviser $1,257,041 in connection with its sub-advisory services for the six months period ended April 30, 2005.

3. INVESTMENTS IN SECURITIES

(a) For the six months ended April 30, 2005, purchases and sales of investments, other than short-term securities, were $655,063,459 and $702,112,537, respectively.

(b)  Futures contracts outstanding at April 30, 2005:

                                                       NOTIONAL                  UNREALIZED
                                                        AMOUNT   EXPIRATION     APPRECIATION
TYPE                                                    (000)       DATE        DEPRECIATION
--------------------------------------------------------------------------------------------
Long: Eurodollar Futures, September 2005             $     2,188   9/19/05      $ (1,760,938)
      Eurodollar Futures, March 2006                       2,000   3/13/06           (88,750)
      U.S. Treasury Bonds, June 2005                         300   6/21/05           712,500
      U.S. Treasury 10 Year Notes, June 2005                 335   6/21/05           245,599
      U.S. Treasury 10 Year Notes, Septemeber 2005            74   9/21/05           169,969
                                                                                ============
                                                                                $   (721,620)
                                                                                ============

(c)  Options written for the six months ended April 30, 2005:

                                                                   CONTRACTS     PREMIUMS
-------------------------------------------------------------------------------------------
Options outstanding 10/31/04                                      132,450,000  $    437,500
Options written                                                   198,607,394     2,333,416
Options expired                                                   (81,300,294)     (178,500)
Options terminated in clossing purchase transactions             (141,702,310)     (882,663)
                                                                 ------------  ------------
Options outstanding, 4/30/05                                      108,054,790  $  1,709,753
                                                                 ============  ============

(d)  Forward foreign currency contracts outstanding at April 30, 2005:

                                                 U.S.$ VALUE ON    U.S.$ VALUE      UNREALIZED
                                                ORIGINATION DATE  APRIL 30, 2005   APPRECIATION
-----------------------------------------------------------------------------------------------
PURCHASED:
Canadian Dollars, settling 6/9/05               $      1,414,233  $    1,395,325   $     18,908
                                                                                   ============

(e)  Interest rate swap contracts oustanding at April 30, 2005:










                                                               RATE TYPE
                                                     ----------------------------
                             NOTIONAL                  PAYMENTS       PAYMENTS       UNREALIZED
                              AMOUNT    TERMINATION     MADE BY      RECEIVED BY    APPRECIATION
SWAP COUNTERPARTY             (000)        DATE        THE FUND        THE FUND    (DEPRECIATION)
-------------------------------------------------------------------------------------------------
Goldman Sachs & Co.        $   680,000    6/15/25         5.25%     3-month LIBOR  $  (23,166,757)
Goldman Sachs & Co.            680,000   12/24/24    3 month LIBOR      5.13%          22,217,470
Lehman Brothers                  7,450    10/1/06         7.43%     3-month LIBOR
                                                                      plus 1.15%         (262,686)
                                                                                   --------------
                                                                                   $   (1,211,973)
                                                                                   ==============

----------
LIBOR--London Interbank Offered Rate

(f)  Credit default swap contracts oustanding at April 30, 2005:

                                                 NOTIONAL
SWAP                                              AMOUNT                    FIXED
COUNTERPARTY/                                   PAYABLE ON                 PAYMENTS      UNREALIZED
REFERENCED DEBT                                  DEFAULT     TERMINATION   RECEIVED     APPRECIATION
OBLIGATION                                        (000)         DATE        BY FUND    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
Bank of America
  DJ CDX                                        $   20,000     6/20/10       0.90%     $      (88,652)
  Ford Motor Co.                                     2,000     6/20/06       2.60%              2,081

Bear Stearns
  Encana Corp.                                       3,000     9/20/09       0.53%             32,309
  Ford Motor Co.                                     4,000     6/20/10       5.60%            187,476
  General Motors Acceptance Corp.                    5,000     6/20/07       4.65%               (473)

Goldman Sachs & Co.
  Ford Motor Co.                                     1,000     6/20/07       3.00%             (8,292)
  General Motors Corp                                1,300     6/20/06       3.10%            (26,439)

HSBC Bank USA
  Ford Motor Co.                                     5,000     6/20/07       2.60%            (61,770)
  Ford Motor Co.                                     1,000     6/20/07       2.70%            (11,728)

JP Morgan Chase & Co.
  American International Group, Inc.                 5,100     6/20/10       0.35%            (14,859)
  Ford Motor Co.                                     1,800     6/20/06       2.15%             (9,716)
  Ford Motor Co.                                     1,000     6/20/06       3.25%              8,431
  Ford Motor Co.                                    10,000     6/20/07       3.10%            (64,715)
  General Motor Acceptance Corp.                       500     6/20/06       2.75%             (3,827)
  General Motor Acceptance Corp.                     8,000     6/20/06       2.63%            (74,111)

Lehman Brothers
  Ford Motor Co.                                       650     6/20/06       2.90%              2,898

Merrill Lynch
  Ford Motor Corp                                    2,000     6/20/07       3.45%              6,707

Morgan Stanley
  Ford Motor Co.                                     2,000     6/20/07       3.75%             19,130
  Ford Motor Co.                                     1,000     6/20/07       3.40%              2,129
  General Motor Acceptance Corp.                    10,000     6/20/06       2.80%            (68,889)

UBS AG
  DJ CDX                                            10,000     6/20/10       0.90%            (42,123)
  Ford Motor Co.                                     1,000     6/20/07       3.35%              1,097
  General Motors Acceptance Corp.                    1,000     6/20/06       2.83%              1,489
                                                                                       --------------
                                                                                       $     (211,847)
                                                                                       ==============

4. INCOME TAX INFORMATION

The cost basis of portfolio securities for federal income tax purposes is $798,509,003. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $30,956,771, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $10,159,969 unrealized appreciation for federal income tax purposes is $20,796,802.

5. AUCTION PREFERRED SHARES

The Fund has issued 2,400 shares of Preferred Shares Series M, 2,400 shares of Preferred Shares Series T, 2,400 shares of Preferred Shares Series W, 2,400 shares of Preferred Shares Series TH, and 2,400 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually to Preferred Shares.

For the six months period ended April 30, 2005, the annualized dividend rate ranged from:

                          HIGH              LOW            AT APRIL 30, 2005
----------------------------------------------------------------------------
Series M                  3.26%            1.86%                  3.04%
Series T                  3.26%            1.25%                  3.10%
Series W                  3.33%            1.45%                  3.10%
Series TH                 3.30%            1.90%                  3.13%
Series F                  3.31%            1.90%                  3.08%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS

On May 2, 2005, a dividend of $0.10625 per share was declared to common shareholders payable June 1, 2005 to shareholders of record on May 13, 2005.

On June 1, 2005, a dividend of $0.10625 per share was declared to common shareholders payable July 1, 2005 to shareholders of record on June 10, 2005.

7. LEGAL PROCEEDINGS

On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that the Investment Manager and certain of its affiliates (together with the Investment Manager, the "Affiliates") had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies ("open-end funds") advised or distributed by these certain affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey ("NJAG") announced that it had entered into a settlement agreement with Allianz Global and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Fund.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Fund.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the "West Virginia Complaint") against the Investment Manager and certain of its Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged "market timing" activities described above. The West Virginia Complaint alleges, among other things, that the Investment Manager and certain of its Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the open-end funds' stated restrictions on "market timing." As of the date of this report, the West Virginia Complaint has not been formally served upon the Investment Manager or the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney's fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following:
U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager and/or its affiliates, the boards of directors or trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment manager/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager and certain of its affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order. If the West Virginia Attorney General were to obtain a court injunction against the Investment

Manager or the Affiliates, the Investment Manager or the Affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

A putative class action lawsuit captioned CHARLES MUTCHKA ET AL. V. BRENT R. HARRIS, ET AL., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Investment Manager and the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Manager believes that the claims made in the lawsuit against the Investment Manager and the Affiliates are baseless, and the Investment Manager and the Affiliates intend to vigorously defend the lawsuit. As of the date hereof, the Investment Manager believes a decision, if any, against the defendants would have no material adverse effect on the Fund or the ability of the Investment Manager or the Sub-Adviser to perform their duties under the investment management or portfolio management agreements, as the case may be.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund's shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager's or the Sub-Adviser's ability to perform their respective investment advisory services related to the Fund.

The foregoing speaks only as of the date hereof. There may be additional litigation or regulatory developments in connection with the matters discussed above.

PIMCO CORPORATE INCOME FUND FINANCIAL HIGHLIGHTS
For a share of common stock outstanding throughout each period:

                                                    SIX MONTHS                                                 FOR THE PERIOD
                                                       ENDED                       YEAR ENDED                   DECEMBER 21,
                                                  APRIL 30, 2005      -----------------------------------       2001* THROUGH
                                                    (UNAUDITED)       OCTOBER 31, 2004   OCTOBER 31, 2003     OCTOBER 31, 2002
                                                  --------------      ----------------   ----------------     ----------------
Net asset value, beginning of period              $        15.58      $          15.38   $         12.25      $         14.33**
                                                  --------------      ----------------   ---------------      ---------------
INVESTMENT OPERATIONS:
Net investment income                                       0.64                  1.33              1.55(2)              1.12(1)(2)
Net realized and unrealized gain (loss) on
  investments                                              (0.44)                 0.73              3.18(2)             (2.00)(2)
                                                  --------------      ----------------   ---------------      ---------------
Total from investment operations                            0.20                  2.06              4.73                (0.88)
                                                  ==============      ================   ===============      ===============
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES
  FROM:
Net investment income                                      (0.09)                (0.10)            (0.11)               (0.11)
Net realized gains                                         (0.01)                (0.01)                -                    -
                                                  --------------      ----------------   ---------------      ---------------
Total dividends and distributions on preferred
  shares                                                   (0.10)                (0.11)            (0.11)               (0.11)
                                                  ==============      ================   ===============      ===============
Net increase (decrease) in net assets applicable
  to common shares resulting from investment
  operations                                                0.10                  1.95              4.62                (0.99)
                                                  ==============      ================   ===============      ===============
DIVIDENDS AND DISTRIBUTION TO COMMON SHAREHOLDERS
  FROM:
Net investment income                                      (0.64)                (1.41)            (1.38)               (0.96)
Net realized gains                                         (0.27)                (0.34)            (0.11)                   -
                                                  --------------      ----------------   ---------------      ---------------
Total dividends and distributions to common
  shareholders                                             (0.91)                (1.75)            (1.49)               (0.96)
                                                  ==============      ================   ===============      ===============
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in
  capital in excess of par                                     -                     -                 -                (0.03)(1)
Preferred shares offering costs/underwriting
  discount charged to paid-in capital in excess
  of par                                                       -                     -                 -                (0.10)(1)
                                                                                                              ---------------
    Total capital share transactions                           -                     -                 -                (0.13)
                                                                                                              ===============
Net asset value, end of period                    $        14.77      $          15.58   $         15.38      $         12.25
Market price, end of period                       $        14.37      $          15.46   $         15.43      $         13.24
TOTAL INVESTMENT RETURN (3)                                (1.27)%               12.32%            29.29%               (5.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end
  of period (000)                                 $      529,871      $        556,515   $       544,454      $       429,982
Ratio of expenses to average net assets (4)(5)(6)           1.13%(7)              1.12%             1.15%                1.07%(7)
Ratio of net investment income to average net
  assets (4)(6)                                             8.53%(7)              8.95%            10.90%(2)             9.83%(2)(7)
Preferred shares asset coverage per share         $       69,141      $         71,365   $        70,367      $        60,826
Portfolio turnover                                            89%                   74%               63%                  77%

  *  Commencement of operations.

 ** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1)  Calculated based on average daily shares outstanding.

(2) As a result of changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to prior year amounts, resulting in reductions to the ratio of net investment income to average net assets of 0.09% and 0.16% and to net investment income per share of $0.02 and $0.02 for the fiscal periods ending October 31, 2003 and October 31, 2002, respectively.

(3) Total investment return is calculated assuming a purchase of shares of common stock at the current market price on the first day and a sale of shares of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(4) Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.

(5) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(m) in Notes to Financial Statements).

(6) During the fiscal periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.44% (annualized) and 8.22% (annualized), respectively, for the six months period ended April 30, 2005; 1.43% and 8.64%, respectively, for the year ended October 31, 2004, 1.47% and 10.58%, respectively for the year ended October 31, 2003 and 1.37% (annualized) and 9.53% (annualized), respectively, for the period December 21, 2001 (commencement of operations) through October 31, 2002.

(7)  Annualized

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TRUSTEES AND PRINCIPAL OFFICERS

Robert E. Connor
   Chairman of the Board of Trustees
Paul Belica
   Trustee
John J. Dalessandro II
   Trustee
David C. Flattum
   Trustee
Hans W. Kertess
   Trustee
R. Peter Sullivan III
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Vice President
Mark Kiesel
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
   Secretary
Youse Guia
   Chief Compliance Officer
Jennifer A. Patula
   Assistant Secretary

INVESTMENT MANAGER

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

CUSTODIAN & ACCOUNTING AGENT

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarter of its fiscal year on Form N-Q. Form N-Q is available (i) on the Fund's website at www.allianzinvestors.com (ii) on the Commission's website at www.sec.gov, and
(iii) at the Commission's Public reference Room which is located at the Commission's headquarters' office at 450 5th Street N.W. Room 1200, Washington, D.C. 20459, (202) 942-8090.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2004 is available (i) without charge, upon request by calling the Fund's transfer agent at (800) 331-1710; (ii) on the Fund's website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Information on the Fund is available at www.allianzinvestors.com or by calling the Fund's transfer agent at 1-800-331-1710.

[ALLIANZ GLOBAL INVESTORS LOGO]

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not effective at time of filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

                                                  TOTAL NUMBER
                                              OF SHARES PURCHASED      MAXIMUM NUMBER OF
                    TOTAL NUMBER    AVERAGE   AS PART OF PUBLICLY    SHARES THAT MAY YET BE
                     OF SHARES    PRICE PAID   ANNOUNCED PLANS OR  PURCHASED UNDER THE PLANS
   PERIOD            PURCHASED     PER SHARE        PROGRAMS              OR PROGRAMS
   ------            ---------     ---------        --------              -----------
November 2004           N/A           N/A                     N/A             N/A
December 2004           N/A           N/A                     N/A             N/A
January 2005            N/A          15.18                 88,277             N/A
February 2005           N/A          15.33                 32,671             N/A
March 2005              N/A          15.22                 31,749             N/A
April 2005              N/A           N/A                     N/A             N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Corporate Income Fund
             ---------------------------

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date July 7, 2005
-----------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date July 7, 2005
-----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date July 7, 2005
-----------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date July 7, 2005
-----------------